Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Loss Per Share

The computation of loss per share is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
(in thousands, except share and per share amounts)	(in thousands, except share and per share amounts)		(in thousands, except share and per share amounts)
Numerator:
Net loss	$(7,141)	$(10,408)	$(29,172)	$(39,971)
Net loss attributable to common stockholders	$(7,141)	$(10,408)	$(29,172)	$(39,971)
Denominator:
Weighted average common stock outstanding - basic and diluted	46,535	3,547	19,164	2,938
Net loss per share attributable to common stockholders - basic and diluted	$(153.46)	$(2,934.67)	$(1,522.25)	$(13,606.08)

The computation of loss per share is as follows:

	Year ended December 31,
	2023	2022
(in thousands, except share and per share amounts)	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(51,373)	$(58,225)
Net loss attributable to common stockholders	$(51,373)	$(58,225)
Denominator:
Weighted average common stock outstanding - basic and diluted	3,092	122
Net loss per share attributable to common stockholders - basic and diluted	$(16,614.85)	$(477,963.21)

Schedule of Potentially Dilutive Shares

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	September 30,
	2024	2023
Warrants to purchase common stock	61,342	—
Series A Preferred Stock conversion to common stock	76,154	—
Series B Preferred Stock conversion to common stock	914	—
Series C Preferred Stock conversion to common stock	57,223	—
Stock options to purchase common stock	809	777
Total	196,442	777

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	December 31,
	2023	2022
Series Seed 10 convertible preferred stock (as converted to common stock)	—	23
Warrants to purchase series Class B common stock (as converted to common stock)	—	1
Warrants to purchase common stock issued with December 2023 Note	231	—
Stock options to purchase common stock	855	112
Total	1,086	136